Share-based payments (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized for employee services received

Nine months ended September 30,

	2020	2021
	EUR k	EUR k
Research and development expenses	2,985	572
Selling and distribution expenses	467	166
General and administrative expenses	3,947	10,547
Total	7,399	11,285

Schedule for expense recognized for the programs

Nine months ended September 30:

	2020	2021
Program	EUR k	EUR k
LTIP	—	10,075
RSU for supervisory board	—	250
Former Chief Executive Officer Grant	2,551	—
New VSOP	1,327	441
Prior VSOP	3,521	519
Total	7,399	11,285